Expense Example {- Fidelity® SAI Real Estate Index Fund} - 07.31 Fidelity SAI Real Estate Index Fund PRO-09 - Fidelity® SAI Real Estate Index Fund - Fidelity SAI Real Estate Index Fund-Default	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 7
3 years	26
5 years	48
10 years	$ 113